Note 6 - Vessels, Net - Summary of Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessel Cost, Balance	$ 1,075,613,321	$ 1,066,630,849
Vessel Cost, Acquisitions	55,302,364	44,432,663
Vessel Cost, Disposals	(11,557,252)	(591,137)
Vessel Cost, Impairment loss	(29,222,564)	(34,859,054)
Vessel Cost, Balance	1,090,135,869	1,075,613,321	$ 1,066,630,849
Accumulated Amortization, Balance	(211,913,582)	(201,940,961)
Accumulated Amortization, Disposals
Accumulated Amortization, Impairment loss	22,761,291	29,123,968
Accumulated Amortization, Depreciation	(38,921,672)	(39,096,589)	(35,857,507)
Accumulated Amortization, Balance	(228,073,963)	(211,913,582)	(201,940,961)
Net Book Value, Balance	863,699,739	864,689,888
Net Book Value, Acquisitions	55,302,364	44,432,663
Net Book Value, Disposals	(11,557,252)	(591,137)
Net Book Value, Impairment loss	(6,461,273)	(5,735,086)	(8,238,987)
Net Book Value, Depreciation	(38,921,672)	(39,096,589)
Net Book Value, Balance	$ 862,061,906	$ 863,699,739	$ 864,689,888